CBOE VEST BITCOIN TARGET VOLATILITY STRATEGY FUND

Consolidated Schedule of Investments		July 31, 2023 (unaudited)
		Shares	Fair Value
78.48%	MONEY MARKET FUND
	Federated Treasury Obligations Fund -
	Institutional Class 5.13%(1) . . . . . . .	1,044,662	$1,044,662
78.48%	TOTAL MONEY MARKET FUND . . . . . . .	. . . . .	1,044,662
78.48%	TOTAL INVESTMENTS . . . . . . . . . . .	. . . . .	1,044,662
21.52%	Other assets, net of liabilities . . . . . . . .	. . . . . .	286,503
100.00%	NET ASSETS . . . . . . . . . . . . . . .	. . . . . .	$1,331,165

(1)Effective 7 day yield as of July 31, 2023.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS

					Value at	Unrealized
	Number of	Descriptions	Expiration	Notional	July 31,	Appreciation
	Contracts		Date	Value	2023	(Depreciation)
-1.98%	15	CME Bitcoin
		Future(2)	8/31/2023	$465,675	$439,275	$(26,400)
-0.17%	5	CME Bitcoin
		Future(2)	9/30/2023	$150,195	$147,900	$(2,295)

-2.15%	TOTAL FUTURES CONTRACTS . . .			$615,870	$587,175	$(28,695)

(2)All or a portion of this investment is a holding of the Cboe Vest Cayman Subsidiary I.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1

QUARTERLY REPORT

CBOE VEST BITCOIN TARGET VOLATILITY STRATEGY FUND

Schedule of Investments - continued	July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
MONEY MARKET . . . . . . .	$1,044,662	$—	$—	1,044,662
TOTAL INVESTMENTS . . . . .	$1,044,662	$—	$—	1,044,662
FUTURE CONTRACTS . . . . .
	$—	$587,175	$—	$ 587,175

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2023.

At July 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $615,870 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .

Gross unrealized depreciation . . . .

Net unrealized depreciation . . . . .

$ — (28,695)

$ (28,695)

2

QUARTERLY REPORT